1. The Company: Development Stage Enterprise, Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Policies
Development Stage Enterprise, Policy	Development Stage Enterprise: As of January 1, 2011, the Company re-entered the development stage. The financial statements have been updated to reflect this change as of this date.	Development Stage Enterprise: As of January 1, 2011, the Company re-entered the development stage. The financial statements have been updated to reflect this change as of this date.